First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 8.2%
1,961	General Dynamics Corp.	$534,529
2,582	Huntington Ingalls Industries, Inc.	526,831
1,067	Lockheed Martin Corp.	476,640
1,084	Northrop Grumman Corp.	555,019
		2,093,019
	Banks — 7.5%
3,653	Cullen/Frost Bankers, Inc.	457,356
5,189	East West Bancorp, Inc.	465,765
17,205	Home BancShares, Inc.	486,385
5,249	Popular, Inc.	484,850
		1,894,356
	Beverages — 6.1%
15,253	Brown-Forman Corp., Class B	517,687
377	Coca-Cola Consolidated, Inc.	508,950
2,838	Constellation Brands, Inc., Class A	520,830
		1,547,467
	Broadline Retail — 2.1%
7,902	eBay, Inc.	535,202
	Building Products — 1.9%
7,284	A.O. Smith Corp.	476,082
	Chemicals — 7.3%
1,646	Air Products and Chemicals, Inc.	485,438
5,391	CF Industries Holdings, Inc.	421,307
4,350	PPG Industries, Inc.	475,673
4,134	RPM International, Inc.	478,221
		1,860,639
	Consumer Staples Distribution & Retail — 1.6%
3,915	Target Corp.	408,569
	Containers & Packaging — 1.9%
2,734	Avery Dennison Corp.	486,570
	Electronic Equipment, Instruments & Components — 2.0%
3,589	TE Connectivity PLC	507,198
	Energy Equipment & Services — 2.0%
33,485	NOV, Inc.	509,642
	Financial Services — 4.1%
9,063	Essent Group Ltd.	523,116
21,383	MGIC Investment Corp.	529,871
		1,052,987
	Ground Transportation — 2.1%
2,233	Union Pacific Corp.	527,524
Shares	Description	Value

	Health Care Providers & Services — 4.6%
1,357	Elevance Health, Inc.	$590,241
3,459	Quest Diagnostics, Inc.	585,263
		1,175,504
	Insurance — 20.1%
4,912	Aflac, Inc.	546,165
2,769	Allstate (The) Corp.	573,377
3,718	Cincinnati Financial Corp.	549,223
1,444	Everest Group Ltd.	524,649
3,347	Hanover Insurance Group (The), Inc.	582,211
4,673	Hartford Insurance Group (The), Inc.	578,190
14,512	Old Republic International Corp.	569,161
6,976	Unum Group	568,265
8,790	W.R. Berkley Corp.	625,496
		5,116,737
	IT Services — 1.8%
1,483	Accenture PLC, Class A	462,755
	Machinery — 9.4%
1,428	Cummins, Inc.	447,592
5,456	Oshkosh Corp.	513,301
4,741	PACCAR, Inc.	461,631
1,501	Snap-on, Inc.	505,852
6,271	Toro (The) Co.	456,215
		2,384,591
	Metals & Mining — 2.0%
4,200	Nucor Corp.	505,428
	Oil, Gas & Consumable Fuels — 5.8%
4,941	ConocoPhillips	518,904
2,903	Diamondback Energy, Inc.	464,131
3,829	EOG Resources, Inc.	491,031
		1,474,066
	Semiconductors & Semiconductor Equipment — 3.7%
2,429	NXP Semiconductors N.V.	461,656
3,178	QUALCOMM, Inc.	488,172
		949,828
	Specialty Retail — 3.9%
2,294	Dick’s Sporting Goods, Inc.	462,378
9,747	Tractor Supply Co.	537,060
		999,438
	Textiles, Apparel & Luxury Goods — 1.9%
7,383	NIKE, Inc., Class B	468,673
	Total Common Stocks	25,436,275
	(Cost $25,068,440)

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
25,122	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (a)	$25,122
	(Cost $25,122)

	Total Investments — 100.1%	25,461,397
	(Cost $25,093,562)
	Net Other Assets and Liabilities — (0.1)%	(15,709)
	Net Assets — 100.0%	$25,445,688

(a)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,436,275	$ 25,436,275	$ —	$ —
Money Market Funds	25,122	25,122	—	—
Total Investments	$25,461,397	$25,461,397	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.5%
51,430	Boeing (The) Co. (a)	$8,771,386
	Banks — 3.5%
35,831	JPMorgan Chase & Co.	8,789,344
	Beverages — 3.4%
116,766	Coca-Cola (The) Co.	8,362,781
	Biotechnology — 3.3%
26,131	Amgen, Inc.	8,141,113
	Broadline Retail — 3.2%
41,063	Amazon.com, Inc. (a)	7,812,646
	Capital Markets — 3.4%
15,247	Goldman Sachs Group (The), Inc.	8,329,284
	Chemicals — 3.3%
23,345	Sherwin-Williams (The) Co.	8,151,841
	Communications Equipment — 3.4%
135,074	Cisco Systems, Inc.	8,335,417
	Consumer Finance — 3.4%
31,317	American Express Co.	8,425,839
	Consumer Staples Distribution & Retail — 3.4%
95,853	Walmart, Inc.	8,414,935
	Diversified Telecommunication Services — 3.5%
191,749	Verizon Communications, Inc.	8,697,735
	Entertainment — 3.3%
82,695	Walt Disney (The) Co.	8,161,996
	Financial Services — 3.5%
24,538	Visa, Inc., Class A	8,599,587
	Health Care Providers & Services — 3.6%
16,972	UnitedHealth Group, Inc.	8,889,085
	Hotels, Restaurants & Leisure — 3.4%
27,278	McDonald’s Corp.	8,520,829
	Household Products — 3.3%
48,503	Procter & Gamble (The) Co.	8,265,881
	Industrial Conglomerates — 6.6%
54,357	3M Co.	7,982,869
39,578	Honeywell International, Inc.	8,380,641
		16,363,510
	Insurance — 3.5%
32,406	Travelers (The) Cos., Inc.	8,570,091
	IT Services — 3.3%
32,718	International Business Machines Corp.	8,135,658
Shares	Description	Value

	Machinery — 3.2%
24,153	Caterpillar, Inc.	$7,965,659
	Oil, Gas & Consumable Fuels — 3.6%
53,494	Chevron Corp.	8,949,011
	Pharmaceuticals — 6.5%
50,147	Johnson & Johnson	8,316,379
87,486	Merck & Co., Inc.	7,852,743
		16,169,122
	Semiconductors & Semiconductor Equipment — 3.1%
70,562	NVIDIA Corp.	7,647,510
	Software — 6.3%
21,308	Microsoft Corp.	7,998,810
28,696	Salesforce, Inc.	7,700,859
		15,699,669
	Specialty Retail — 3.3%
22,391	Home Depot (The), Inc.	8,206,078
	Technology Hardware, Storage & Peripherals — 3.4%
37,640	Apple, Inc.	8,360,973
	Textiles, Apparel & Luxury Goods — 2.8%
110,991	NIKE, Inc., Class B	7,045,709
	Total Common Stocks	247,782,689
	(Cost $220,435,252)
MONEY MARKET FUNDS — 0.0%
62,265	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	62,265
	(Cost $62,265)

	Total Investments — 100.0%	247,844,954
	(Cost $220,497,517)
	Net Other Assets and Liabilities — 0.0%	87,752
	Net Assets — 100.0%	$247,932,706

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 247,782,689	$ 247,782,689	$ —	$ —
Money Market Funds	62,265	62,265	—	—
Total Investments	$247,844,954	$247,844,954	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.2%
1,579	Axon Enterprise, Inc. (a)	$830,475
4,611	Howmet Aerospace, Inc.	598,185
569	Lockheed Martin Corp.	254,178
549	Northrop Grumman Corp.	281,094
500	TransDigm Group, Inc.	691,645
		2,655,577
	Automobiles — 0.4%
20,313	Rivian Automotive, Inc., Class A (a)	252,897
	Banks — 0.3%
97	First Citizens BancShares, Inc., Class A	179,850
	Beverages — 1.5%
5,265	Coca-Cola (The) Co.	377,079
8,770	Keurig Dr Pepper, Inc.	300,109
2,294	Monster Beverage Corp. (a)	134,245
789	PepsiCo, Inc.	118,303
		929,736
	Biotechnology — 0.9%
1,091	Alnylam Pharmaceuticals, Inc. (a)	294,592
515	Vertex Pharmaceuticals, Inc. (a)	249,682
		544,274
	Building Products — 1.7%
529	Carlisle Cos., Inc.	180,125
3,469	Carrier Global Corp.	219,935
410	Lennox International, Inc.	229,940
1,344	Trane Technologies PLC	452,820
		1,082,820
	Capital Markets — 6.5%
3,938	Ares Management Corp., Class A	577,350
296	Blackrock, Inc.	280,158
1,334	Blackstone, Inc.	186,467
1,220	FactSet Research Systems, Inc.	554,661
3,359	Intercontinental Exchange, Inc.	579,427
3,067	KKR & Co., Inc.	354,576
525	Moody’s Corp.	244,487
526	MSCI, Inc.	297,453
17,530	Robinhood Markets, Inc., Class A (a)	729,599
633	S&P Global, Inc.	321,627
		4,125,805
	Chemicals — 0.4%
2,267	PPG Industries, Inc.	247,896
	Commercial Services & Supplies — 2.5%
3,168	Cintas Corp.	651,119
716	Republic Services, Inc.	173,386
Shares	Description	Value

	Commercial Services & Supplies (Continued)
11,731	Rollins, Inc.	$633,826
641	Waste Management, Inc.	148,398
		1,606,729
	Communications Equipment — 2.9%
8,544	Arista Networks, Inc. (a)	661,989
2,742	Cisco Systems, Inc.	169,209
2,290	Motorola Solutions, Inc.	1,002,585
		1,833,783
	Construction & Engineering — 0.9%
1,023	EMCOR Group, Inc.	378,131
764	Quanta Services, Inc.	194,194
		572,325
	Consumer Staples Distribution & Retail — 1.2%
253	Costco Wholesale Corp.	239,282
6,692	Sysco Corp.	502,168
		741,450
	Electric Utilities — 4.6%
5,322	Alliant Energy Corp.	342,471
2,825	American Electric Power Co., Inc.	308,688
2,917	Duke Energy Corp.	355,786
3,380	Edison International	199,150
4,475	Entergy Corp.	382,568
6,899	Exelon Corp.	317,906
7,999	FirstEnergy Corp.	323,320
10,001	PPL Corp.	361,136
3,349	Southern (The) Co.	307,940
		2,898,965
	Electrical Equipment — 0.4%
741	AMETEK, Inc.	127,556
563	Eaton Corp. PLC	153,040
		280,596
	Entertainment — 1.7%
367	Netflix, Inc. (a)	342,238
5,969	ROBLOX Corp., Class A (a)	347,933
1,731	Take-Two Interactive Software, Inc. (a)	358,750
		1,048,921
	Financial Services — 5.4%
4,174	Apollo Global Management, Inc.	571,587
332	Berkshire Hathaway, Inc., Class B (a)	176,817
448	Corpay, Inc. (a)	156,227
2,875	Fiserv, Inc. (a)	634,886

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
1,699	Mastercard, Inc., Class A	$931,256
2,795	Visa, Inc., Class A	979,536
		3,450,309
	Food Products — 1.0%
3,714	General Mills, Inc.	222,060
686	Hershey (The) Co.	117,327
3,087	Lamb Weston Holdings, Inc.	164,537
1,875	Mondelez International, Inc., Class A	127,219
		631,143
	Gas Utilities — 0.3%
1,171	Atmos Energy Corp.	181,013
	Health Care Equipment & Supplies — 4.3%
1,178	Becton Dickinson & Co.	269,833
3,540	Boston Scientific Corp. (a)	357,115
3,334	Dexcom, Inc. (a)	227,679
474	IDEXX Laboratories, Inc. (a)	199,056
1,105	Intuitive Surgical, Inc. (a)	547,273
3,091	Medtronic PLC	277,757
2,298	Stryker Corp.	855,431
		2,734,144
	Health Care Providers & Services — 1.2%
690	HCA Healthcare, Inc.	238,430
3,675	Tenet Healthcare Corp. (a)	494,287
		732,717
	Hotels, Restaurants & Leisure — 4.5%
38	Booking Holdings, Inc.	175,063
2,355	Chipotle Mexican Grill, Inc. (a)	118,244
1,929	Darden Restaurants, Inc.	400,769
650	Domino’s Pizza, Inc.	298,642
1,875	DoorDash, Inc., Class A (a)	342,694
1,473	McDonald’s Corp.	460,121
1,640	Royal Caribbean Cruises Ltd.	336,922
4,669	Yum! Brands, Inc.	734,714
		2,867,169
	Household Durables — 1.4%
1,440	D.R. Horton, Inc.	183,067
27	NVR, Inc. (a)	195,598
2,256	PulteGroup, Inc.	231,917
2,374	Toll Brothers, Inc.	250,671
		861,253
	Household Products — 2.2%
1,305	Church & Dwight Co., Inc.	143,667
7,055	Colgate-Palmolive Co.	661,054
Shares	Description	Value

	Household Products (Continued)
1,948	Kimberly-Clark Corp.	$277,045
1,970	Procter & Gamble (The) Co.	335,727
		1,417,493
	Independent Power and Renewable Electricity Producers — 1.5%
8,293	Vistra Corp.	973,930
	Industrial Conglomerates — 0.2%
680	Honeywell International, Inc.	143,990
	Insurance — 4.3%
2,468	Aflac, Inc.	274,417
5,756	Arch Capital Group Ltd.	553,612
5,663	Brown & Brown, Inc.	704,477
534	Chubb Ltd.	161,263
731	Erie Indemnity Co., Class A	306,325
1,558	Marsh & McLennan Cos., Inc.	380,199
1,297	Progressive (The) Corp.	367,064
		2,747,357
	Interactive Media & Services — 0.5%
551	Meta Platforms, Inc., Class A	317,574
	IT Services — 2.7%
3,775	Cloudflare, Inc., Class A (a)	425,405
888	MongoDB, Inc. (a)	155,755
2,474	Snowflake, Inc., Class A (a)	361,600
3,118	VeriSign, Inc. (a)	791,567
		1,734,327
	Machinery — 1.7%
2,032	Illinois Tool Works, Inc.	503,956
526	Lincoln Electric Holdings, Inc.	99,498
1,135	PACCAR, Inc.	110,515
601	Parker-Hannifin Corp.	365,318
		1,079,287
	Media — 0.3%
2,986	Trade Desk (The), Inc., Class A (a)	163,394
	Multi-Utilities — 3.6%
3,314	Ameren Corp.	332,726
4,493	CMS Energy Corp.	337,469
2,927	Consolidated Edison, Inc.	323,697
2,217	DTE Energy Co.	306,545
10,001	NiSource, Inc.	400,940
3,593	Sempra	256,396
3,225	WEC Energy Group, Inc.	351,460
		2,309,233
	Oil, Gas & Consumable Fuels — 2.4%
1,569	Cheniere Energy, Inc.	363,066

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,215	ONEOK, Inc.	$219,772
2,459	Targa Resources Corp.	492,956
325	Texas Pacific Land Corp.	430,622
		1,506,416
	Pharmaceuticals — 0.8%
627	Eli Lilly & Co.	517,846
	Professional Services — 6.0%
2,412	Automatic Data Processing, Inc.	736,938
3,979	Broadridge Financial Solutions, Inc.	964,748
3,351	Leidos Holdings, Inc.	452,184
6,542	Paychex, Inc.	1,009,300
2,120	Verisk Analytics, Inc.	630,955
		3,794,125
	Residential REITs — 0.8%
1,254	AvalonBay Communities, Inc.	269,133
3,639	Equity Residential	260,480
		529,613
	Retail REITs — 0.4%
4,840	Realty Income Corp.	280,768
	Semiconductors & Semiconductor Equipment — 1.7%
1,667	Broadcom, Inc.	279,106
325	KLA Corp.	220,935
351	Monolithic Power Systems, Inc.	203,573
3,326	NVIDIA Corp.	360,472
		1,064,086
	Software — 16.0%
463	Adobe, Inc. (a)	177,574
8,074	AppLovin Corp., Class A (a)	2,139,368
855	Autodesk, Inc. (a)	223,839
5,042	Bentley Systems, Inc., Class B	198,352
1,114	Cadence Design Systems, Inc. (a)	283,324
1,217	Crowdstrike Holdings, Inc., Class A (a)	429,090
2,600	Datadog, Inc., Class A (a)	257,946
434	Fair Isaac Corp. (a)	800,365
499	HubSpot, Inc. (a)	285,074
358	Intuit, Inc.	219,808
1,673	Manhattan Associates, Inc. (a)	289,496
552	Microsoft Corp.	207,215
2,736	MicroStrategy, Inc., Class A (a)	788,707
1,848	Oracle Corp.	258,369
26,159	Palantir Technologies, Inc., Class A (a)	2,207,820
1,596	Palo Alto Networks, Inc. (a)	272,341
Shares	Description	Value

	Software (Continued)
511	Roper Technologies, Inc.	$301,275
313	ServiceNow, Inc. (a)	249,192
511	Synopsys, Inc. (a)	219,142
1,656	Zscaler, Inc. (a)	328,584
		10,136,881
	Specialized REITs — 2.8%
1,068	American Tower Corp.	232,397
5,628	Gaming and Leisure Properties, Inc.	286,465
3,613	Iron Mountain, Inc.	310,863
635	Public Storage	190,049
1,539	SBA Communications Corp.	338,595
12,905	VICI Properties, Inc.	420,961
		1,779,330
	Specialty Retail — 1.6%
245	O’Reilly Automotive, Inc. (a)	350,982
2,191	Ross Stores, Inc.	279,988
3,201	TJX (The) Cos., Inc.	389,882
		1,020,852
	Technology Hardware, Storage & Peripherals — 0.7%
1,849	Apple, Inc.	410,718
	Trading Companies & Distributors — 1.1%
4,078	Fastenal Co.	316,249
341	United Rentals, Inc.	213,705
163	W.W. Grainger, Inc.	161,016
		690,970
	Water Utilities — 0.4%
1,867	American Water Works Co., Inc.	275,420
	Total Common Stocks	63,352,982
	(Cost $61,659,962)
MONEY MARKET FUNDS — 0.1%
39,548	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	39,548
	(Cost $39,548)

	Total Investments — 100.0%	63,392,530
	(Cost $61,699,510)
	Net Other Assets and Liabilities — 0.0%	15,077
	Net Assets — 100.0%	$63,407,607

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,352,982	$ 63,352,982	$ —	$ —
Money Market Funds	39,548	39,548	—	—
Total Investments	$63,392,530	$63,392,530	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
10	Lockheed Martin Corp.	$4,467
66	Textron, Inc.	4,769
		9,236
	Air Freight & Logistics — 0.5%
47	Expeditors International of Washington, Inc.	5,652
	Automobile Components — 0.7%
137	Aptiv PLC (a)	8,152
	Banks — 2.9%
198	Citizens Financial Group, Inc.	8,112
416	Huntington Bancshares, Inc.	6,244
199	Truist Financial Corp.	8,189
148	Wells Fargo & Co.	10,625
		33,170
	Beverages — 1.0%
194	Molson Coors Beverage Co., Class B	11,809
	Biotechnology — 1.5%
41	Biogen, Inc. (a)	5,610
109	Gilead Sciences, Inc.	12,214
		17,824
	Building Products — 0.9%
42	Builders FirstSource, Inc. (a)	5,248
80	Masco Corp.	5,563
		10,811
	Capital Markets — 2.2%
310	Franklin Resources, Inc.	5,968
543	Invesco Ltd.	8,237
113	Northern Trust Corp.	11,147
		25,352
	Chemicals — 0.6%
59	LyondellBasell Industries N.V., Class A	4,154
27	PPG Industries, Inc.	2,952
		7,106
	Communications Equipment — 4.5%
368	Cisco Systems, Inc.	22,709
111	F5, Inc. (a)	29,556
		52,265
	Consumer Finance — 5.1%
112	Capital One Financial Corp.	20,081
84	Discover Financial Services	14,339
469	Synchrony Financial	24,829
		59,249
Shares	Description	Value

	Consumer Staples Distribution & Retail — 0.5%
54	Target Corp.	$5,635
	Containers & Packaging — 0.4%
92	Smurfit WestRock PLC	4,146
	Diversified Telecommunication Services — 2.5%
1,046	AT&T, Inc.	29,581
	Electric Utilities — 2.1%
64	NextEra Energy, Inc.	4,537
204	NRG Energy, Inc.	19,474
		24,011
	Electrical Equipment — 0.9%
33	AMETEK, Inc.	5,681
37	Generac Holdings, Inc. (a)	4,686
		10,367
	Electronic Equipment, Instruments & Components — 4.8%
227	Jabil, Inc.	30,888
179	TE Connectivity PLC	25,296
		56,184
	Energy Equipment & Services — 0.4%
199	Halliburton Co.	5,049
	Entertainment — 4.9%
5,255	Warner Bros. Discovery, Inc. (a)	56,386
	Financial Services — 0.9%
147	Fidelity National Information Services, Inc.	10,978
	Food Products — 2.7%
211	Archer-Daniels-Midland Co.	10,130
94	Bunge Global S.A.	7,184
296	Conagra Brands, Inc.	7,894
98	General Mills, Inc.	5,859
		31,067
	Health Care Equipment & Supplies — 1.9%
115	Hologic, Inc. (a)	7,104
202	Solventum Corp. (a)	15,360
		22,464
	Health Care Providers & Services — 6.9%
177	Cardinal Health, Inc.	24,385
65	Cencora, Inc.	18,076
138	Centene Corp. (a)	8,378
32	Cigna Group (The)	10,528

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
52	DaVita, Inc. (a)	$7,954
16	McKesson Corp.	10,768
		80,089
	Health Care REITs — 0.6%
42	Alexandria Real Estate Equities, Inc.	3,886
146	Healthpeak Properties, Inc.	2,952
		6,838
	Hotel & Resort REITs — 0.3%
254	Host Hotels & Resorts, Inc.	3,609
	Hotels, Restaurants & Leisure — 2.6%
80	Airbnb, Inc., Class A (a)	9,557
124	Expedia Group, Inc.	20,844
		30,401
	Household Durables — 1.6%
98	Lennar Corp., Class A	11,248
60	Mohawk Industries, Inc. (a)	6,851
		18,099
	Household Products — 0.6%
51	Kimberly-Clark Corp.	7,253
	Independent Power and Renewable Electricity Producers — 0.4%
42	Vistra Corp.	4,933
	Industrial Conglomerates — 0.7%
56	3M Co.	8,224
	Insurance — 3.1%
57	Arch Capital Group Ltd.	5,482
27	Everest Group Ltd.	9,810
138	MetLife, Inc.	11,080
82	Prudential Financial, Inc.	9,158
		35,530
	Interactive Media & Services — 1.8%
689	Match Group, Inc.	21,497
	IT Services — 5.1%
197	Akamai Technologies, Inc. (a)	15,858
128	EPAM Systems, Inc. (a)	21,612
90	International Business Machines Corp.	22,379
		59,849
	Leisure Products — 0.8%
146	Hasbro, Inc.	8,978
	Machinery — 3.4%
16	Caterpillar, Inc.	5,277
Shares	Description	Value

	Machinery (Continued)
77	Fortive Corp.	$5,635
67	PACCAR, Inc.	6,524
36	Snap-on, Inc.	12,132
57	Stanley Black & Decker, Inc.	4,382
32	Westinghouse Air Brake Technologies Corp.	5,803
		39,753
	Media — 1.7%
720	Interpublic Group of (The) Cos., Inc.	19,555
	Metals & Mining — 0.8%
50	Nucor Corp.	6,017
27	Steel Dynamics, Inc.	3,377
		9,394
	Multi-Utilities — 0.3%
36	WEC Energy Group, Inc.	3,923
	Office REITs — 0.3%
59	BXP, Inc.	3,964
	Oil, Gas & Consumable Fuels — 2.2%
196	Devon Energy Corp.	7,330
55	Marathon Petroleum Corp.	8,013
80	Valero Energy Corp.	10,566
		25,909
	Pharmaceuticals — 2.8%
266	Bristol-Myers Squibb Co.	16,223
53	Johnson & Johnson	8,790
932	Viatris, Inc.	8,118
		33,131
	Professional Services — 1.0%
48	Jacobs Solutions, Inc.	5,803
43	Leidos Holdings, Inc.	5,802
		11,605
	Retail REITs — 0.7%
56	Realty Income Corp.	3,249
27	Simon Property Group, Inc.	4,484
		7,733
	Semiconductors & Semiconductor Equipment — 4.7%
168	QUALCOMM, Inc.	25,806
438	Skyworks Solutions, Inc.	28,308
		54,114
	Software — 3.0%
1,324	Gen Digital, Inc.	35,139
	Specialized REITs — 0.4%
126	VICI Properties, Inc.	4,110
	Specialty Retail — 0.7%
103	Best Buy Co., Inc.	7,582

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 6.0%
1,624	Hewlett Packard Enterprise Co.	$25,058
988	HP, Inc.	27,358
192	NetApp, Inc.	16,865
		69,281
	Textiles, Apparel & Luxury Goods — 3.5%
64	Ralph Lauren Corp.	14,128
369	Tapestry, Inc.	25,981
		40,109
	Tobacco — 1.1%
219	Altria Group, Inc.	13,144
	Total Common Stocks	1,160,240
	(Cost $1,220,300)
MONEY MARKET FUNDS — 0.3%
2,994	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	2,994
	(Cost $2,994)

	Total Investments — 100.1%	1,163,234
	(Cost $1,223,294)
	Net Other Assets and Liabilities — (0.1)%	(1,131)
	Net Assets — 100.0%	$1,162,103

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,160,240	$ 1,160,240	$ —	$ —
Money Market Funds	2,994	2,994	—	—
Total Investments	$1,163,234	$1,163,234	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.